Loss per share (Parentheticals) (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Antidilutive securities excluded from computation of earnings per share	507,352	529,450	596,230